Unit Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation expense	$ 65,427	$ 62,249	$ 56,122
Cash settled restricted unit-based compensation awards	129,896	187,687
Restricted Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted	$ 3,700	$ 1,600	$ 2,400
Restricted units granted	1,424,058	321,318	601,368
Vesting period from grant date (in years)	3 years
Non-vested restricted units outstanding	1,456,999	480,301	361,355
Common units, vested	342,560	255,370	76,637
Common units, value	$ 2,000	$ 2,200	$ 2,000
Equity based compensation and other, units	111,336	83,060	25,286
Payment to the grantees	$ 400	$ 600	$ 200
Unit-based compensation expense	1,400	900	$ 1,900
Cash settled restricted unit-based compensation awards	700	$ 500
Non-vested awards not yet recognized	$ 1,400
Expected weighted average period of non-vested awards not yet recognized (in years)	8 months
Non-management directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in units)	293,770
Common units aggregate value, granted	$ 800